RESTRICTED CASH, CASH AND CASH EQUIVALENTS - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash	$ 1,988	$ 1,505